Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total
Balance at Oct. 31, 2021	$ 1,500	$ (1,500)	$ 1,210,094		$ (381,765)	$ (47,280)	$ 781,049
Balance (in Shares) at Oct. 31, 2021	15,000,000
Net income					372,435		372,435
Foreign currency translation adjustments						(131,378)	(131,378)
Balance at Oct. 31, 2022	$ 1,500	(1,500)	1,210,094		(9,330)	(178,658)	1,022,106
Balance (in Shares) at Oct. 31, 2022	15,000,000
Net income					1,859,613		1,859,613
Statutory reserve				188,144	(188,144)
Foreign currency translation adjustments						(67,065)	(67,065)
Balance at Oct. 31, 2023	$ 1,500	(1,500)	1,210,094	188,144	1,662,139	(245,723)	$ 2,814,654
Balance (in Shares) at Oct. 31, 2023	15,000,000						15,000,000
Net income					2,103,357		$ 2,103,357
Statutory reserve				214,477	(214,477)
Foreign currency translation adjustments						99,298	99,298
Balance at Oct. 31, 2024	$ 1,500	$ (1,500)	$ 1,210,094	$ 402,621	$ 3,551,019	$ (146,425)	$ 5,017,309
Balance (in Shares) at Oct. 31, 2024	15,000,000						15,000,000